Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Reimbursement payables	$ 162	¥ 1,102	¥ 1,848
Deferred income	78	527	75
Social welfare payables	40	273	374
Deposit	68	462	497
Maintenance fee payables	40	271	272
Subsidy Payable	39	264
Others	100	673	397
Accrued expenses and other liabilities	$ 527	¥ 3,572	¥ 3,463